INTANGIBLES	12 Months Ended
Dec. 31, 2012
Intangibles [Abstract]
INTANGIBLES

NOTE 6 — INTANGIBLES

On June 28, 2012, the Company entered into a license agreement with Bright Automotive, Inc. (“Bright”) which provides the Company a royalty-free, perpetual, fully-paid up, worldwide, non-exclusive, non-transferable and non-sub-licensable limited license to use Bright’s Battery Management Software and CAD, and certain other intellectual property to develop, modify and/or sell, offer for sale, market, distribute, import and export derivative works. In consideration of the granting of the license, the Company paid to Bright a one-time up-front license fee in the amount of $50,000 which has been capitalized and amortized on a straight line basis over its estimated useful life ten (10) years. Management has estimated a 10 year useful life due to the risk of technological obsolescence of the intellectual property and the applications in which they are putting it in.
	December 31, 2012	December 31, 2011
Cost basis	$50,000	$—
Less: accumulated amortization	(2,500)	—
	$47,500	$—
For the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, amortization expense was $2,500, $0, and $2,500, respectively. Future amortization is expected to be as follows:

2013	$5,000
2014	5,000
2015	5,000
2016	5,000
2017	5,000
Thereafter	22,500
$47,500